Pension and Other Employee Benefits - Summary of Plan Assets of Defined Benefit Pension Plans (Detail) - PHP (₱) ₱ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Fair Value Of Plan Assets [Line Items]
Total Plan Assets of Defined Contribution Plans	₱ 270	₱ 178	₱ 314
International Equities Investment [Member] | Smart and Subsidiaries [Member]
Disclosure Of Fair Value Of Plan Assets [Line Items]
Plan Assets of Defined Benefit Pension Plans	902	1,114
Defined Benefit Plan Assets [Member]
Disclosure Of Fair Value Of Plan Assets [Line Items]
Noncurrent Financial Assets	12,983	13,068
Current Financial Assets	1,779	449
Plan Assets of Defined Benefit Pension Plans	15,000	13,724
Less: Employee’s share, forfeitures and mandatory reserve account	1,201	1,364
Total Plan Assets of Defined Contribution Plans	3,651	3,084
Defined Benefit Plan Assets [Member] | Smart and Subsidiaries [Member]
Disclosure Of Fair Value Of Plan Assets [Line Items]
Plan Assets of Defined Benefit Pension Plans	4,852	4,448
Defined Benefit Plan Assets [Member] | Smart and Subsidiaries [Member] | Non-current financial assets [member]
Disclosure Of Fair Value Of Plan Assets [Line Items]
Plan Assets of Defined Benefit Pension Plans	4,464	4,414
Defined Benefit Plan Assets [Member] | Smart and Subsidiaries [Member] | Current Financial Assets [member]
Disclosure Of Fair Value Of Plan Assets [Line Items]
Plan Assets of Defined Benefit Pension Plans	388	34
Defined Benefit Plan Assets [Member] | Smart and Subsidiaries [Member] | Current Financial Assets [member] | Cash and Cash Equivalent [member]
Disclosure Of Fair Value Of Plan Assets [Line Items]
Plan Assets of Defined Benefit Pension Plans	388	32
Defined Benefit Plan Assets [Member] | Smart and Subsidiaries [Member] | Current Financial Assets [member] | Receivables [Member]
Disclosure Of Fair Value Of Plan Assets [Line Items]
Plan Assets of Defined Benefit Pension Plans		2
Defined Benefit Plan Assets [Member] | Parent [Member]
Disclosure Of Fair Value Of Plan Assets [Line Items]
Plan Assets of Defined Benefit Pension Plans	14,762	13,517
Defined Benefit Plan Assets [Member] | Subsidiaries [Member]
Disclosure Of Fair Value Of Plan Assets [Line Items]
Plan Assets of Defined Benefit Pension Plans	238	207
Defined Benefit Plan Assets [Member] | Unquoted equity investments [Member]
Disclosure Of Fair Value Of Plan Assets [Line Items]
Noncurrent Financial Assets	10,728	10,815
Defined Benefit Plan Assets [Member] | Shares of stock [Member]
Disclosure Of Fair Value Of Plan Assets [Line Items]
Noncurrent Financial Assets	1,903	2,077
Defined Benefit Plan Assets [Member] | Corporate Bonds [member]
Disclosure Of Fair Value Of Plan Assets [Line Items]
Noncurrent Financial Assets	255	145
Defined Benefit Plan Assets [Member] | Government Securities [Member]
Disclosure Of Fair Value Of Plan Assets [Line Items]
Noncurrent Financial Assets	76	22
Defined Benefit Plan Assets [Member] | Mutual Funds [member]
Disclosure Of Fair Value Of Plan Assets [Line Items]
Noncurrent Financial Assets	21	9
Defined Benefit Plan Assets [Member] | Cash and Cash Equivalent [member]
Disclosure Of Fair Value Of Plan Assets [Line Items]
Current Financial Assets	1,771	441
Defined Benefit Plan Assets [Member] | Receivables [Member]
Disclosure Of Fair Value Of Plan Assets [Line Items]
Current Financial Assets	8	8
Defined Benefit Plan Assets [Member] | Domestic Fixed Income Investment [Member] | Smart and Subsidiaries [Member] | Non-current financial assets [member]
Disclosure Of Fair Value Of Plan Assets [Line Items]
Plan Assets of Defined Benefit Pension Plans	2,416	1,993
Defined Benefit Plan Assets [Member] | International Equities Investment [Member] | Smart and Subsidiaries [Member] | Non-current financial assets [member]
Disclosure Of Fair Value Of Plan Assets [Line Items]
Plan Assets of Defined Benefit Pension Plans	902	1,114
Defined Benefit Plan Assets [Member] | Domestic Equities Investment [Member] | Smart and Subsidiaries [Member] | Non-current financial assets [member]
Disclosure Of Fair Value Of Plan Assets [Line Items]
Plan Assets of Defined Benefit Pension Plans	832	649
Defined Benefit Plan Assets [Member] | Philippine Foreign Currency Bonds Investment [Member] | Smart and Subsidiaries [Member] | Non-current financial assets [member]
Disclosure Of Fair Value Of Plan Assets [Line Items]
Plan Assets of Defined Benefit Pension Plans	240	516
Defined Benefit Plan Assets [Member] | International Fixed Income Investment [Member] | Smart and Subsidiaries [Member] | Non-current financial assets [member]
Disclosure Of Fair Value Of Plan Assets [Line Items]
Plan Assets of Defined Benefit Pension Plans	₱ 74	₱ 142